Debt Securities - Summary of Unsubordinated Debt Securities Outstanding Issued Under the Global Programs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 06, 2024 ARS ($)	Dec. 06, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Debt Securities	$ 1,096,011,970	$ 219,201,761
Grupo Financiero Galicia S.A.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Debt Securities	$ 997,453,190	182,469,262
Banco de Galicia y Bs.As. S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value			$ 250,000
Term	120 months
XIV | Banco de Galicia y Bs.As. S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 44,640,963
Term	6 months
Rate	4.50%		4.50%
Debt Securities	$ 49,237,385
XV | Banco de Galicia y Bs.As. S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 42,106,850
Term	6 months
Rate	3.95%		3.95%
Debt Securities	$ 50,411,430
XVIII | Banco de Galicia y Bs.As. S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 23,476,247
Term	147 days
Rate	3.00%		3.00%
Debt Securities	$ 25,062,331
XX | Banco de Galicia y Bs.As. S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value			$ 35,088,750
Term	12 months
Rate	2.70%		2.70%
Debt Securities	$ 34,776,605
LXI | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 35,000,000
Term	366 days
Rate	3.50%		3.50%
Debt Securities	$ 39,366,856
LXII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 35,000,000
Term	270 days
Rate	5.50%		5.50%
Debt Securities	$ 32,631,030
XVI | Banco de Galicia y Bs.As. S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value			$ 325,000
Term	48 months
Rate	7.75%		7.75%
Debt Securities			$ 365,522,460
XVII | Banco de Galicia y Bs.As. S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value			$ 83,478
Term	177 days
Rate	2.00%		2.00%
Debt Securities			$ 92,525,950
XIX | Banco de Galicia y Bs.As. S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value			$ 97,749
Term	6 months
Rate	4.25%		4.25%
Debt Securities			$ 108,666,563
LXIII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value			$ 179,163
Term	367 days
Rate	6.25%		6.25%
Debt Securities			$ 199,252,580
Global Program for Issuance of Unsubordinated Negotiable Obligations Class Six | Banco de Galicia y Bs.As. S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Term	6 months
Green Bond
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Debt Securities	$ 7,582,816	36,732,499
Negotiable Obligation | Grupo Financiero Galicia S.A.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Debt Securities				$ 90,975,964	$ 81,158
LI Serie II | Banco de Galicia y Bs.As. S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 3,284,942
Term		730 days
Rate		6.00%				6.00%
Debt Securities		$ 6,508,945
LIII Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 4,192,612
Term		730 days
Rate		5.25%				5.25%
Debt Securities		$ 8,808,157
LIV Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 4,779,859
Term		730 days
Rate		4.99%				4.99%
Debt Securities		$ 14,600,241
LV Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 10,141,234
Term		548 days
Rate		3.00%				3.00%
Debt Securities		$ 14,648,626
LVII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 12,512,200
Term		365 days
Rate		4.50%				4.50%
Debt Securities		$ 26,312,159
LVIII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 12,214,678
Term		366 days
Rate		5.00%				5.00%
Debt Securities		$ 10,973,076
LIX | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 12,072,087
Term		366 days
Rate		5.00%				5.00%
Debt Securities		$ 29,497,346
LX | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 27,381,323
Term		366 days
Rate		5.00%				5.00%
Debt Securities		$ 56,654,197
LII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value						$ 7,500
Term		770 days
Rate		5.00%				5.00%
Debt Securities						$ 14,466,515